COVER LETTER

October 8, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II

(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MML Series Investment Fund II pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MML Asset Momentum Fund, MML Blend Fund, MML Special Situations Fund, and MML Equity Rotation Fund, dated May 1, 2020, as filed under Rule 497(e) on September 24, 2020. The purpose of this filing is to submit the 497(e) filing dated September 24, 2020 in XBRL for the Funds.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund II